Discontinued Operations - Schedule of Company’s Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Accounts receivable		$ 1,623,936
Current assets of discontinued operations		1,623,936
Current liabilities:
Accounts payable and accrued liabilities	505,782	1,227,529
Contract liabilities		219,962
Current liabilities of discontinued operations	505,782	1,447,491
Revenue	7,558,530	24,845,606
Operating expenses:
Cost of revenues	4,132,178	19,626,083
Depreciation and amortization		100,572
Salaries and wages	1,136,044	4,099,153
General and administrative	505,578	1,974,718
Total operating expenses	5,773,800	25,800,526
Income from operations	1,784,730	(954,920)
Other income (expenses):
Gain on sale of business unit
Other income	1,500
Gain (loss) on disposal of subsidiary	7,950,773	(1,434,392)
Exchange loss		(923)
Total other income (expense)	7,952,273	(1,435,315)
Pre-tax income (loss) from discontinued operations	9,737,003	(2,390,235)
Provision for income taxes
Net income (loss) from discontinued operations, net of tax	$ 9,737,003	$ (2,390,235)